Share capital (Schedule of Stock Options Outstanding and Exercisable) (Details) shares in Thousands	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2018 CAD ($) shares yr	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding | shares	3,160	3,160	2,316	1,771
Weighted average exercise price	$ 3.77		$ 3.06	$ 4.64
Exercisable | shares	1,875	1,875
Weighted average exercise price		$ 3.36
CAD 2.00 to 3.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	0.30	0.30
Outstanding | shares	731	731
Weighted average exercise price		$ 2.04
Exercisable | shares	711	711
Weighted average exercise price		$ 2.04
CAD 2.00 to 3.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		2
CAD 2.00 to 3.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		$ 3
CAD 3.01 to 4.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	1.07	1.07
Outstanding | shares	1,025	1,025
Weighted average exercise price		$ 3.85
Exercisable | shares	683	683
Weighted average exercise price		$ 3.85
CAD 3.01 to 4.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		3.01
CAD 3.01 to 4.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		$ 4
CAD 4.01 to 5.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	2.01	2.01
Outstanding | shares	1,364	1,364
Weighted average exercise price		$ 4.58
Exercisable | shares	468	468
Weighted average exercise price		$ 4.58
CAD 4.01 to 5.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		4.01
CAD 4.01 to 5.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		$ 5
CAD 5.01 to 6.00 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life (years) | yr	2.07	2.07
Outstanding | shares	40	40
Weighted average exercise price		$ 5.55
Exercisable | shares	13	13
Weighted average exercise price		$ 5.55
CAD 5.01 to 6.00 [Member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		5.01
CAD 5.01 to 6.00 [Member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price		$ 6